UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-03313)
First American Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/11
Date of reporting period: 11/30/10

Item 1. Schedule of Investments.

Schedule of Investments November 30, 2010 (unaudited), all dollars are rounded to thousands (000)
Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt — 52.0%
Federal Farm Credit Bank
0.170%, 01/28/2011 ¤	$10,000	$9,997
0.275%, 08/17/2011 Δ	50,000	50,000
0.240%, 12/07/2011 Δ	116,600	116,408
0.300%, 03/23/2012 Δ	75,000	74,960
Federal Home Loan Bank
0.170%, 12/22/2010 ¤	50,000	49,995
0.165%, 12/27/2010 ¤	150,000	149,981
0.140%, 01/04/2011 ¤	50,000	49,993
0.260%, 01/14/2011	50,000	49,998
0.150%, 01/19/2011 ¤	43,750	43,741
0.178%, 01/19/2011 ¤	40,000	39,990
0.160%, 02/16/2011 ¤	62,384	62,363
0.180%, 02/23/2011 ¤	100,000	99,958
2.875%, 03/11/2011	75,000	75,536
3.250%, 03/11/2011	75,000	75,622
0.350%, 04/18/2011	50,000	49,997
0.300%, 05/12/2011 Δ	45,000	45,000
0.380%, 06/01/2011 Δ	100,000	100,000
0.335%, 06/02/2011 Δ	100,000	100,000
0.153%, 06/07/2011 Δ	150,000	149,969
0.380%, 06/10/2011 Δ	50,000	50,000
0.380%, 06/15/2011 Δ	99,485	99,485
0.158%, 07/20/2011 Δ	100,000	99,981
0.158%, 07/28/2011 Δ	95,000	94,978
0.163%, 08/12/2011 Δ	100,000	99,944
0.173%, 08/26/2011 Δ	50,000	49,955
3.750%, 09/09/2011	70,625	72,521
0.203%, 09/15/2011 Δ	75,000	74,952
0.430%, 10/07/2011	37,000	37,004
0.290%, 10/20/2011 Δ	50,000	50,000
0.300%, 10/28/2011	47,030	47,030
0.350%, 11/07/2011	50,000	50,000
0.340%, 11/15/2011	125,000	125,000
0.400%, 11/18/2011	100,000	100,000
0.400%, 11/25/2011	50,000	50,000
0.400%, 11/28/2011	50,000	50,000
0.400%, 12/09/2011	49,500	49,500
0.400%, 12/12/2011	75,000	74,996
0.450%, 12/14/2011	65,000	65,000
0.450%, 12/16/2011	50,000	50,000
0.450%, 12/23/2011	75,000	75,000
0.500%, 12/28/2011	50,000	50,000
0.500%, 12/30/2011	49,000	49,000
0.217%, 02/01/2012 Δ	75,000	74,971
0.328%, 02/10/2012 Δ	150,000	149,959
0.350%, 02/28/2012 Δ	100,000	100,000
0.330%, 03/20/2012 Δ	50,000	49,987
Federal Home Loan Mortgage Corporation
0.175%, 12/13/2010 ¤	75,000	74,996
0.270%, 01/03/2011 ¤	97,621	97,597
0.220%, 01/05/2011 ¤	50,000	49,989
0.125%, 01/10/2011 ¤	37,423	37,418
0.170%, 01/10/2011 ¤	50,000	49,991
0.175%, 01/10/2011 ¤	50,000	49,990
0.139%, 02/10/2011 Δ	275,000	275,000
0.150%, 01/18/2011 ¤	40,327	40,319
0.170%, 01/18/2011 ¤	50,000	49,989
0.180%, 01/18/2011 ¤	50,000	49,988
0.301%, 01/19/2011 ¤	100,000	99,959
0.170%, 01/24/2011 ¤	75,000	74,981
0.140%, 01/31/2011 ¤	31,492	31,485
0.160%, 01/31/2011 ¤	100,000	99,973
0.170%, 02/07/2011 ¤	50,000	49,984
0.153%, 02/14/2011 ¤	125,966	125,926
0.280%, 02/22/2011 ¤	100,000	99,935
3.250%, 02/25/2011	50,000	50,341
0.185%, 02/28/2011 ¤	70,415	70,383
5.125%, 04/18/2011	45,840	46,688

DESCRIPTION	PAR	VALUE >
0.291%, 04/27/2011 ¤	150,000	149,822
0.271%, 06/07/2011 ¤	125,000	124,824
5.250%, 07/18/2011	50,000	51,558
0.216%, 08/05/2011 Δ	80,759	80,731
0.400%, 09/22/2011	125,000	125,000
0.223%, 09/26/2011 Δ	100,000	99,950
0.253%, 10/26/2011 Δ	50,000	49,982
0.340%, 11/07/2011 Δ	150,000	149,957
0.360%, 11/21/2011 Δ	75,000	74,971
Federal National Mortgage Association
0.180%, 12/08/2010 ¤	50,000	49,998
0.260%, 12/22/2010 ¤	102,970	102,954
0.170%, 01/05/2011 ¤	54,000	53,991
0.250%, 01/10/2011 ¤	50,000	49,986
0.602%, 01/18/2011 ¤	225,000	224,911
0.180%, 01/24/2011 ¤	21,000	20,994
0.145%, 02/02/2011 ¤	28,209	28,202
1.750%, 03/23/2011	50,000	50,229
0.331%, 04/01/2011 ¤	50,000	49,945
2.750%, 04/11/2011	83,376	84,115
5.125%, 04/15/2011	118,533	120,624
4.680%, 06/15/2011	29,435	30,135
0.163%, 08/11/2011 Δ	75,000	74,974
3.625%, 08/15/2011	35,000	35,818
1.160%, 09/08/2011	25,000	25,170

Total Government Agency Debt (Cost 6,766,544)		6,766,544

Treasury Debt — 1.2%
United States Treasury Bill
0.115%, 01/06/2011 Ä	100,000	99,989
United States Treasury Note
1.000%, 10/31/2011	50,000	50,338

Total Treasury Debt (Cost 150,327)		150,327

Government Agency Repurchase Agreements — 50.0%
Bank of America Securities
0.240%, dated 11/30/2010, matures 12/01/2010, repurchase price $872,968 (Collateralized by U.S. Government Agency Obligations: Total value $890,422)	872,962	872,962
Barclays Capital
0.230%, dated 11/30/2010, matures 12/01/2010, repurchase price $400,003 (Collateralized by U.S. Government Agency Obligations: Total value $408,000)	400,000	400,000
BNP Paribas Securities
0.240%, dated 11/30/2010, matures 12/01/2010, repurchase price $2,400,016 (Collateralized by U.S. Government Agency Obligations: Total value $2,448,001)	2,400,000	2,400,000
Credit Suisse Securities USA
0.240%, dated 11/30/2010, matures 12/01/2010, repurchase price $225,002 (Collateralized by U.S. Government Agency Obligations: Total value $229,504)	225,000	225,000
Goldman Sachs
0.240%, dated 11/30/2010, matures 12/01/2010, repurchase price $1,200,008 (Collateralized by U.S. Government Agency Obligations: Total value $1,224,000)	1,200,000	1,200,000
HSBC Securities USA
0.240%, dated 11/30/2010, matures 12/01/2010, repurchase price $500,003 (Collateralized by U.S. Government Agency Obligations: Total value $510,005)	500,000	500,000
RBC Capital Markets
0.240%, dated 11/30/2010, matures 12/01/2010, repurchase price $200,001 (Collateralized by U.S. Government Agency Obligations: Total value $204,001)	200,000	200,000
UBS Securities
0.220%, dated 11/30/2010, matures 12/01/2010, repurchase price $700,004 (Collateralized by U.S. Government Agency Obligations: Total value $714,003)	700,000	700,000

Total Government Agency Repurchase Agreements (Cost 6,497,962)		6,497,962

Total Investments ▲ — 103.2% (Cost $13,414,833)		13,414,833

Other Assets and Liabilities, Net — (3.2)%		(409,092)

Total Net Assets — 100.0%		$13,005,741

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

Δ	Variable Rate Security — The rate shown is the rate in effect as of November 30, 2010.

¤	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ä	Yield shown is effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $13,414,833. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of November 30, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Government Agency Debt	$—	$6,766,544	$—	$6,766,544
Treasury Debt	—	150,327	—	150,327
Government Agency Repurchase Agreements	—	6,497,962	—	6,497,962

Total Investments	$—	$13,414,833	$—	$13,414,833

During the period ended November 30, 2010, there were no significant transfers between valuation levels.

Schedule of Investments November 30, 2010 (unaudited), all dollars rounded to thousands (000)
Prime Obligations Fund

DESCRIPTION	PAR	VALUE >

Certificates of Deposit — 22.9%
Banco Santander/NY
0.420%, 03/03/2011	$75,000	$75,000
Bank of Nova Scotia/Houston
0.480%, 01/06/2011	50,000	50,000
0.470%, 01/12/2011	50,000	50,000
0.600%, 04/12/2011	50,000	50,000
0.450%, 08/30/2011	50,000	50,000
0.380%, 09/29/2011 Δ	25,000	25,000
0.354%, 12/16/2011 Δ	75,000	75,000
Barclays Bank/NY
0.370%, 05/03/2011	75,000	75,000
0.439%, 07/19/2011 Δ	75,000	75,000
BNP Paribas/NY
0.440%, 01/11/2011	35,000	35,000
0.470%, 02/14/2011	50,000	50,000
0.350%, 04/29/2011	50,000	50,000
0.489%, 07/12/2011 Δ	100,000	100,000
Canadian Imperial Bank of Commerce/NY
0.300%, 04/27/2011 Δ	83,600	83,600
0.310%, 05/17/2011 Δ	50,000	50,000
Credit Agricole/NY
0.300%, 01/14/2011	75,000	75,000
0.320%, 02/08/2011	50,000	50,000
0.300%, 02/22/2011	100,000	100,000
0.360%, 05/10/2011	50,000	50,000
Credit Suisse/NY
0.310%, 04/15/2011 Δ	150,000	150,000
Deutsche Bank/NY
0.360%, 02/22/2011	50,000	50,000
0.400%, 02/22/2011	75,000	75,000
DnB NOR Bank/NY
0.360%, 02/16/2011	125,000	125,000
0.320%, 05/17/2011	75,000	75,000
Lloyds TSB Bank/NY
1.253%, 12/06/2010 Δ	100,000	100,000
0.287%, 02/01/2011 Δ	100,000	100,000
National Australia Bank/NY
0.480%, 01/13/2011	50,000	50,000
0.283%, 04/15/2011 Δ	80,250	80,250
0.309%, 10/19/2011 Δ	75,000	74,986
Natixis/NY
0.656%, 01/04/2011 Δ	100,000	100,000
Nordea Bank Finland/NY
0.560%, 01/06/2011	75,000	75,000
0.260%, 01/10/2011	60,000	60,000
0.500%, 01/19/2011	50,000	50,000
0.500%, 01/20/2011	75,000	75,000
Rabobank Nederland/NY
0.530%, 12/06/2010	100,000	100,000
0.555%, 01/18/2011	100,000	100,000
0.530%, 01/19/2011	149,500	149,500
0.470%, 09/01/2011	50,000	50,000
0.333%, 10/21/2011 Δ	50,000	50,000
Royal Bank of Canada/NY
0.253%, 12/09/2010 Δ	25,000	25,000
0.253%, 12/14/2010 Δ	35,000	35,000
0.253%, 01/19/2011 Δ	75,000	75,000
0.380%, 08/05/2011 Δ	50,000	50,000
Royal Bank of Scotland/CT
0.290%, 01/05/2011	75,000	75,000
0.288%, 10/25/2011 Δ	128,500	128,501
Societe Generale/NY
0.340%, 01/13/2011	25,000	25,001
0.480%, 02/02/2011	75,000	75,000
0.455%, 02/07/2011	50,000	50,000
0.410%, 02/14/2011	50,000	50,000
0.390%, 05/16/2011	40,000	40,000

DESCRIPTION	PAR	VALUE >

Svenska Handelsbanken/NY
0.540%, 12/02/2010	75,000	75,000
0.300%, 04/04/2011	60,000	60,000
Toronto Dominion Bank/NY
0.500%, 01/06/2011	50,000	50,000
0.530%, 01/07/2011	75,000	75,000
0.253%, 03/10/2011 Δ	82,119	82,119
0.325%, 10/28/2011 Δ	100,000	100,000
UBS/Stamford
0.520%, 02/07/2011	125,000	125,000
0.440%, 02/14/2011	30,000	30,000
0.360%, 05/26/2011	50,000	50,000
Westpac Banking/NY
0.353%, 12/07/2010 Δ	100,000	100,000
0.320%, 02/24/2011 Δ	50,000	50,000

Total Certificates of Deposit (Cost 4,283,957)		4,283,957

Financial Company Commercial Paper — 17.9%
Australia & New Zealand Banking Group
0.642%, 12/06/2010 ■ ¤	100,000	99,991
0.521%, 01/04/2011 ■ ¤	100,000	99,951
0.280%, 01/28/2011 Δ ■	97,500	97,500
0.300%, 05/03/2011 ■ ¤	75,000	74,904
Banco Bilbao Vizcaya Argentaria
0.320%, 12/01/2010 ■ ¤	80,000	80,000
Banco Bilbao Vizcaya Argentaria/London
0.420%, 12/02/2010 ■ ¤	100,000	99,999
0.400%, 12/03/2010 ■ ¤	50,000	49,999
0.420%, 01/19/2011 ■ ¤	10,000	9,994
0.440%, 02/10/2011 ■ ¤	23,000	22,980
0.451%, 02/28/2011 ■ ¤	100,000	99,889
Barclays US Funding
0.531%, 01/31/2011 ¤	75,000	74,933
0.381%, 02/22/2011 ¤	15,000	14,987
BNP Paribas Finance
0.441%, 01/03/2011 ¤	50,000	49,980
0.521%, 02/07/2011 ¤	150,000	149,853
0.501%, 02/11/2011 ¤	50,000	49,950
0.351%, 04/25/2011 ¤	50,000	49,930
Commonwealth Bank of Australia
0.642%, 12/07/2010 ■ ¤	50,000	49,995
0.511%, 12/08/2010 ■ ¤	75,000	74,993
0.250%, 01/07/2011 ■ ¤	50,000	49,987
0.426%, 01/24/2011 ■ ¤	100,000	99,936
0.374%, 05/13/2011 Δ ■	60,000	60,000
0.316%, 07/29/2011 Δ ■	50,000	50,000
Danske
0.280%, 01/25/2011 ■ ¤	50,000	49,979
0.285%, 02/03/2011 ■ ¤	75,000	74,962
Deutsche Bank Financial
0.351%, 02/28/2011 ¤	40,000	39,965
0.320%, 04/04/2011 ¤	22,650	22,625
DnB NOR Bank
0.250%, 12/06/2010 ■ ¤	50,000	49,998
0.361%, 02/22/2011 ■ ¤	40,000	39,967
0.321%, 04/26/2011 ■ ¤	20,000	19,974
General Electric Capital
0.190%, 12/01/2010 ¤	50,000	50,000
0.531%, 01/10/2011 ¤	150,000	149,911
0.411%, 04/25/2011 ¤	25,000	24,959
0.401%, 05/23/2011 ¤	40,000	39,923
0.361%, 06/02/2011 ¤	50,000	49,909
0.381%, 06/13/2011 ¤	70,000	69,857
0.401%, 07/19/2011 ¤	25,000	24,936
ING Funding
0.521%, 02/04/2011 ¤	40,000	39,962
0.541%, 02/07/2011 ¤	30,000	29,969
0.572%, 02/07/2011 ¤	50,000	49,946
0.572%, 02/09/2011 ¤	50,000	49,945
Nordea Bank North America
0.441%, 01/28/2011 ¤	40,000	39,972

DESCRIPTION	PAR	VALUE >

Royal Bank of Scotland
0.280%, 12/21/2010 ■ ¤	45,225	45,218
Santander Central Hispano
0.517%, 01/07/2011 ■ ¤	160,000	159,914
0.400%, 01/25/2011 ■ ¤	20,230	20,218
0.581%, 01/27/2011 ■ ¤	110,000	109,898
Shell International Finance
0.451%, 01/13/2011 ■ ¤	70,000	69,962
0.421%, 01/27/2011 ■ ¤	8,750	8,744
0.331%, 02/15/2011 ■ ¤	50,000	49,965
Societe Generale
0.305%, 12/02/2010 ¤	50,000	50,000
0.370%, 04/01/2011 ¤	70,000	69,913
Toronto Dominion Holdings USA
0.501%, 01/04/2011 ¤	75,000	74,965
Toyota Motor Credit
0.381%, 04/18/2011 ¤	150,000	149,781
0.371%, 04/20/2011 ¤	30,000	29,957
UBS Finance
0.336%, 04/01/2011 ¤	25,000	24,972
Westpac Banking
0.471%, 01/07/2011 ■ ¤	50,000	49,976

Total Financial Company Commercial Paper (Cost 3,339,993)		3,339,993

Asset-Backed Commercial Paper ■ ¤ — 16.2%
Atlantic Asset Securitization
0.231%, 12/01/2010	80,000	80,000
0.240%, 12/06/2010	72,100	72,098
0.250%, 12/08/2010	78,704	78,700
Barton Capital
0.220%, 12/01/2010	20,000	20,000
0.276%, 01/05/2011	104,514	104,486
0.270%, 02/02/2011	50,000	49,976
Bryant Park Funding
0.240%, 12/01/2010	50,000	50,000
0.240%, 12/02/2010	20,530	20,530
0.250%, 01/03/2011	105,853	105,829
Chariot Funding
0.230%, 12/27/2010	33,642	33,636
0.250%, 01/04/2011	40,000	39,991
0.270%, 01/10/2011	50,000	49,985
0.260%, 01/11/2011	34,292	34,282
0.270%, 01/20/2011	15,000	14,994
Fairway Finance
0.240%, 12/06/2010	32,668	32,667
0.230%, 12/08/2010	44,024	44,022
0.260%, 01/12/2011	25,957	25,949
0.250%, 01/18/2011	60,023	60,003
0.250%, 01/19/2011	17,740	17,734
0.270%, 02/04/2011	10,000	9,995
Falcon Asset Securitization
0.210%, 12/01/2010	125,000	124,999
0.250%, 12/16/2010	50,000	49,995
0.270%, 01/12/2011	20,000	19,994
Liberty Street Funding
0.270%, 12/03/2010	50,000	49,999
0.240%, 12/06/2010	49,200	49,198
0.250%, 12/13/2010	25,000	24,998
0.270%, 12/15/2010	15,000	14,998
0.250%, 12/20/2010	25,000	24,997
0.250%, 12/21/2010	24,000	23,997
0.240%, 01/03/2011	50,000	49,989
0.240%, 01/04/2011	50,000	49,989
0.260%, 01/07/2011	25,000	24,993
0.270%, 01/18/2011	50,000	49,982
Old Line Funding
0.270%, 01/04/2011	48,040	48,028
Sheffield Receivables
0.260%, 12/02/2010	16,500	16,500
0.260%, 12/14/2010	70,000	69,993
0.270%, 01/13/2011	85,000	84,973

DESCRIPTION	PAR	VALUE >

0.270%, 01/19/2011	60,000	59,978
0.270%, 01/24/2011	30,000	29,988
0.270%, 01/28/2011	50,000	49,978
Starbird Funding
0.220%, 12/01/2010	130,000	129,999
0.260%, 12/29/2010	15,000	14,997
0.290%, 01/21/2011	42,000	41,983
Straight-A Funding
0.240%, 12/01/2010	32,955	32,955
0.220%, 12/06/2010	25,005	25,004
0.250%, 12/08/2010	50,000	49,998
0.250%, 12/13/2010	19,746	19,744
0.250%, 12/14/2010	50,000	49,995
0.250%, 01/04/2011	50,000	49,988
0.230%, 01/07/2011	35,831	35,823
0.240%, 01/10/2011	50,000	49,987
Thames Asset Global Securitization
0.250%, 12/07/2010	69,000	68,997
0.250%, 12/13/2010	74,957	74,951
0.250%, 12/15/2010	6,157	6,156
0.280%, 01/07/2011	40,000	39,988
Thunder Bay Funding
0.270%, 12/01/2010	124,942	124,942
0.270%, 12/13/2010	20,000	19,998
0.230%, 12/20/2010	32,846	32,842
0.250%, 01/10/2011	30,200	30,192
0.270%, 02/01/2011	52,042	52,018
Variable Funding Capital
0.230%, 12/20/2010	67,167	67,159
0.270%, 01/06/2011	50,000	49,987
0.240%, 01/07/2011	50,000	49,988
Windmill Funding
0.260%, 02/01/2011	50,000	49,978

Total Asset-Backed Commercial Paper (Cost 3,030,112)		3,030,112

Other Notes — 11.2%
Australia & New Zealand Banking Group
0.268%, 07/29/2011 Δ ■	100,000	99,993
Bank of America Securities Master Note
0.380%, 12/01/2010 Δ	350,000	350,000
Commonwealth Bank of Australia
0.292%, 12/15/2010 ■	36,500	36,500
0.358%, 12/27/2011 Δ ■	58,500	58,500
Credit Suisse
5.250%, 03/02/2011	15,375	15,561
General Electric Capital
0.380%, 01/26/2011 Δ	50,000	49,998
6.125%, 02/22/2011	10,291	10,421
JP Morgan Chase
2.625%, 12/01/2010	42,347	42,347
KBC Bank/NV — Time Deposit
0.210%, 12/01/2010	326,512	326,512
Morgan Stanley
2.900%, 12/01/2010	25,095	25,095
National Australia Bank
0.285%, 01/27/2011 Δ ■	129,000	129,000
0.294%, 08/19/2011 Δ ■	50,000	50,000
Nordea Bank
0.314%, 06/20/2011 Δ ■	50,000	50,000
0.314%, 12/16/2011 Δ ■	150,000	150,000
Rabobank Nederland
0.486%, 08/05/2011 Δ ■	65,000	65,089
Royal Bank of Canada
0.290%, 12/30/2011 Δ ■	100,000	100,000
Svenska Handelsbanken
0.319%, 06/15/2011 Δ ■	85,000	85,000
0.386%, 12/09/2011 Δ ■	123,000	123,000
Wal-Mart Stores
5.482%, 06/01/2011	85,000	87,205
Westpac Banking
0.304%, 07/01/2011 Δ ■	75,000	75,000

DESCRIPTION	PAR	VALUE >

0.303%, 11/14/2011 Δ ■	110,000	110,000
0.358%, 12/28/2011 Δ	50,000	50,000

Total Other Notes (Cost 2,089,221)		2,089,221

Government Agency Debt — 9.0%
Federal Home Loan Bank
0.153%, 06/07/2011 Δ	150,000	149,968
0.380%, 06/10/2011 Δ	50,000	50,000
0.360%, 06/13/2011 Δ	100,000	100,000
0.380%, 06/15/2011 Δ	75,000	75,000
0.158%, 07/25/2011 Δ	100,000	99,977
0.158%, 07/28/2011 Δ	95,000	94,978
0.163%, 08/12/2011 Δ	50,000	49,986
0.173%, 08/26/2011 Δ	25,000	24,978
0.203%, 09/15/2011 Δ	75,000	74,952
0.430%, 10/07/2011	41,000	41,000
0.340%, 11/15/2011	50,000	50,000
0.400%, 11/18/2011	50,000	50,000
0.450%, 12/23/2011	50,000	50,000
0.500%, 12/28/2011	50,000	50,000
0.350%, 02/28/2012 Δ	100,000	100,000
Federal Home Loan Mortgage Corporation
0.139%, 02/10/2011 Δ	249,000	249,000
0.400%, 09/22/2011	100,000	100,000
0.253%, 10/26/2011 Δ	50,000	49,982
0.340%, 11/07/2011 Δ	150,000	149,958
Federal National Mortgage Association
0.163%, 08/11/2011 Δ	75,000	74,974

Total Government Agency Debt (Cost 1,684,753)		1,684,753

Treasury Debt — 3.6%
United States Treasury Note
1.000%, 08/31/2011	325,000	326,698
1.000%, 10/31/2011	250,000	251,709
0.750%, 11/30/2011	100,000	100,469

Total Treasury Debt (Cost 678,876)		678,876

Other Commercial Paper ■ ¤ — 1.5%
Coca Cola Company
0.220%, 01/04/2011	135,000	134,972
0.230%, 01/11/2011	28,000	27,993
0.230%, 01/18/2011	50,000	49,985
Procter & Gamble
0.230%, 02/02/2011	59,721	59,697

Total Other Commercial Paper (Cost 272,647)		272,647

	SHARES
Investment Companies Ω — 1.0%
DWS Money Market Series, Institutional Shares, 0.178%	153,084,000	153,084
Goldman Sachs Financial Square Money Market Fund, 0.154%	27,994,000	27,994
HSBC Prime Money Market Fund, 0.118%	2,838,000	2,838

Total Investment Companies (Cost 183,916)		183,916

	PAR
Variable Rate Demand Notes Δ — 0.5%
Chester County Health and Education Revenue (LOC: Wachovia Bank)
0.280%, 12/07/2010	$20,935	20,935
Green County Industrial Development Authority Educational Facilities Revenue (LOC: Branch Banking & Trust)
0.300%, 12/07/2010	4,050	4,050
Kent Hospital Finance Authority Michigan Revenue (LOC: Branch Banking & Trust)
0.320%, 12/07/2010	2,425	2,425
North Carolina Medical Care Commission, Angel Medical Center Project (LOC: Bank of America)
0.300%, 12/07/2010	5,895	5,895
South Carolina Economic Revenue Authority (LOC: Wells Fargo Bank)
0.300%, 12/07/2010	39,475	39,475
Virginia Small Business Financing, Friendship Foundation (LOC: Wells Fargo Bank)
0.300%, 12/07/2010	12,200	12,200

DESCRIPTION	PAR	VALUE >

Total Variable Rate Demand Notes (Cost 84,980)		84,980

Treasury Repurchase Agreements — 12.5%
Bank of America Securities
0.230%, dated 11/30/2010, matures 12/01/2010, repurchase price $388,542 (collateralized by U.S. Treasury Obligations: Total market value $345,311)	338,540	338,540
Deutsche Bank Securities
0.240%, dated 11/30/2010, matures 12/01/2010, repurchase price $2,000,013 (collateralized by U.S. Treasury Obligations: Total market value $2,040,000)	2,000,000	2,000,000

Total Treasury Repurchase Agreements (Cost 2,338,540)		2,338,540

Government Agency Repurchase Agreements — 4.2%
Bank of America Securities
0.240%, dated 11/30/2010, matures 12/01/2010, repurchase price $177,039 (collateralized by Government Agency Obligations: Total market value $180,579)	177,038	177,038
Barclays Capital
0.230%, dated 11/30/2010, matures 12/01/2010, repurchase price $300,002 (collateralized by Government Agency Obligations: Total market value $306,000)	300,000	300,000
ING Financial Markets
0.230%, dated 11/30/2010, matures 12/01/2010, repurchase price $300,002 (collateralized by Government Agency Obligations: Total market value $306,000)	300,000	300,000

Total Government Agency Repurchase Agreements (Cost 777,038)		777,038

Total Investments ▲ — 100.5% (Cost $18,764,033)		18,764,033

Other Assets and Liabilities, Net — (0.5)%		(95,731)

Total Net Assets — 100.0%		$18,668,302

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for the security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

Δ	Variable Rate Security — The rate shown in the rate in effect as of November 30, 2010.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of November 30, 2010 , the value of these investments was $6,303,734 or 33.8% of total net assets

¤	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $18,764,033. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
LOC: Line of Credit

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Certificates of Deposit	$—	$4,283,957	$—	$4,283,957
Financial Company Commercial Paper	—	3,339,993	—	3,339,993
Asset-Backed Commercial Paper	—	3,030,112	—	3,030,112
Other Notes	—	2,089,221	—	2,089,221
Government Agency Debt	—	1,684,753	—	1,684,753
Treasury Debt	—	678,876	—	678,876
Other Commercial Paper	—	272,647	—	272,647
Investment Companies	183,916	—	—	183,916
Variable Rate Demand Notes	—	84,980	—	84,980
Treasury Repurchase Agreements	—	2,338,540	—	2,338,540
Government Agency Repurchase Agreements	—	777,038	—	777,038

Total Investments	$183,916	$18,580,117	$—	$18,764,033

During the period ended November 30, 2010, there were no significant transfers between valuation levels.

Schedule of Investments November 30, 2010 (unaudited), all dollars rounded to thousands (000)
Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE>

Municipal Debt — 93.7%
Arizona — 2.2%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Banco Santander)
0.300%, 12/07/2010 Δ	$10,755	$10,755
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
0.400%, 12/07/2010 Δ	790	790
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: JPMorgan Chase Bank)
0.280%, 12/07/2010 Δ	8,410	8,410

		19,955

Arkansas — 0.7%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
0.300%, 12/07/2010 Δ	6,390	6,390

California — 1.8%
California Health Facilities Authority, Adventist Health, Series B (LOC: Wells Fargo Bank)
0.220%, 12/01/2010 Δ	7,500	7,500
California Infrastructure & Economic Development, Pacific Gas, Series D (LOC: Wells Fargo Bank)
0.220%, 12/01/2010 Δ	9,195	9,195

		16,695

Colorado — 2.6%
Aurora Children’s Hospital, Series C (LOC: Wells Fargo Bank)
0.290%, 12/07/2010 Δ	1,165	1,165
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
0.280%, 12/07/2010 Δ	4,630	4,630
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
0.280%, 12/07/2010 Δ	12,900	12,900
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.300%, 12/07/2010 Δ	5,120	5,120

		23,815

Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority, Yale University, Series V-2
0.190%, 12/01/2010 Δ	1,375	1,375

District of Columbia — 1.4%
District of Columbia, Georgetown University, Series C (LOC: TD Bank)
0.230%, 12/07/2010 Δ	9,650	9,650
District of Columbia, Progressive Life Center, Series A (LOC: Branch Banking & Trust)
0.300%, 12/07/2010 Δ	3,610	3,610

		13,260

Florida — 3.3%
Broward County Health Facilities, John Knox Village (LOC: Wachovia Bank)
0.280%, 12/07/2010 Δ	4,900	4,900
Jacksonville Economic Development, Shands Medical Center Project (LOC: Wells Fargo Bank)
0.280%, 12/01/2010 Δ	9,600	9,600
Orange County Health Facilities Authority, Orlando Regional, Series E (LOC: Branch Banking & Trust)
0.300%, 12/07/2010 Δ	4,500	4,500
Palm Beach County Jewish Community Campus (LOC: Northern Trust)
0.310%, 12/07/2010 Δ	2,140	2,140
Sarasota County Public Hospital Revenue (LOC: Northern Trust)
0.260%, 12/01/2010 Δ	9,330	9,330

		30,470

Idaho — 0.9%
Idaho State
2.000%, 06/30/2011	8,000	8,073

Illinois — 13.3%
Chicago, Neighborhoods Alive, Series 21B3 (General Obligation) (LOC: Bank of America)
0.310%, 12/01/2010 Δ	3,280	3,280
Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York)
0.280%, 12/01/2010 Δ	1,185	1,185

DESCRIPTION	PAR	VALUE>

Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.280%, 12/01/2010 Δ	5,275	5,275
Chicago, Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.270%, 12/01/2010 Δ	2,500	2,500
Cook County Catholic, Theological University Project (LOC: Harris Bank)
0.310%, 12/07/2010 Δ	14,500	14,500
Elmhurst Joint Commission Accreditation (LOC: JPMorgan Chase Bank)
0.290%, 12/07/2010 Δ	7,115	7,115
Illinois Development Finance Authority (LOC: Northern Trust)
0.290%, 12/07/2010 Δ	3,500	3,500
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.280%, 12/07/2010 Δ	10,800	10,800
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
0.310%, 12/07/2010 Δ	6,255	6,255
Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
0.350%, 12/07/2010 Δ	4,525	4,525
Illinois Finance Authority, Northwestern University, Series B
0.320%, 03/01/2011 Δ	32,750	32,750
Illinois Finance Authority, Rest haven Christian, Series C (LOC: Sovereign Bank) (LOC: Banco Santander)
0.300%, 12/07/2010 Δ	6,465	6,465
Illinois Finance Authority, Resurrection Health, Series B (LOC: JPMorgan Chase Bank)
0.300%, 12/01/2010 Δ	2,900	2,900
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.310%, 12/07/2010 Δ	2,000	2,000
Illinois Finance Authority, Southern Illinois Healthcare (LOC: Bank of Nova Scotia)
0.320%, 12/07/2010 Δ	4,550	4,550
Illinois Finance Authority, University Chicago Medical Center (LOC: Wells Fargo Bank)
0.260%, 12/01/2010 Δ	5,000	5,000
Illinois Health Facilities Authority, Riverside Health Systems (LOC: Bank of America)
0.300%, 12/07/2010 Δ	4,000	4,000
Naperville Heritage YMCA Group (LOC: Citibank)
0.280%, 12/07/2010 Δ	6,400	6,400

		123,000

Indiana — 5.4%
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series F (LOC: Bank of New York)
0.320%, 12/07/2010 Δ	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: JPMorgan Chase Bank)
0.280%, 12/07/2010 Δ	4,395	4,395
Indiana Finance Authority Hospital Revenue, Community Foundation (LOC: Harris Bank)
0.270%, 12/07/2010 Δ	6,500	6,500
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital (LOC: Branch Banking & Trust)
0.300%, 12/01/2010 Δ	4,900	4,900
Indiana Health & Educational Facilities Financing Authority, Clarian Health, Series C (LOC: Branch Banking & Trust)
0.320%, 12/07/2010 Δ	6,950	6,950
Indiana Health & Educational Facilities Financing Authority, Community Village Hartsfield, Series A (LOC: Harris Bank)
0.270%, 12/07/2010 Δ	7,575	7,575
Indiana Health & Educational Facilities Financing Authority, Community Village Hartsfield, Series B (LOC: Harris Bank)
0.270%, 12/07/2010 Δ	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
0.280%, 12/07/2010 Δ	4,410	4,410

		49,755

Iowa — 2.7%
Iowa Financial Authority, Central College Project (LOC: Wells Fargo Bank)
0.300%, 12/01/2010 Δ	2,980	2,980
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
0.300%, 12/07/2010 Δ	740	740
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.280%, 12/07/2010 Δ	8,425	8,425
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)

DESCRIPTION	PAR	VALUE>

0.280%, 12/07/2010 Δ	4,000	4,000
Iowa Higher Education Loan Authority, Private College Project (LOC: Harris Bank)
0.270%, 12/07/2010 Δ	5,500	5,500
Iowa Higher Education Loan Authority, Private College Project (LOC: JPMorgan Chase Bank)
0.310%, 12/01/2010 Δ	3,200	3,200

		24,845

Kansas — 0.9%
Olathe Health Facilities Medical Center (LOC: Bank of America)
0.310%, 12/01/2010 Δ	1,100	1,100
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
0.280%, 12/07/2010 Δ	7,260	7,260

		8,360

Kentucky — 1.8%
Kentucky Economic Development Finance Authority, Series B (LOC: JPMorgan Chase Bank)
0.270%, 12/01/2010 Δ	8,000	8,000
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.230%, 12/07/2010 Δ	8,840	8,840

		16,840

Louisiana — 0.3%
Louisiana Public Facilities Authority Revenue, Christus Health, Series B2 (LOC: Bank of New York)
0.250%, 12/07/2010 Δ	2,500	2,500

Maryland — 1.2%
Caroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
0.280%, 12/07/2010 Δ	1,700	1,700
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: JPMorgan Chase Bank)
0.260%, 12/07/2010 Δ	9,600	9,600

		11,300

Massachusetts — 6.3%
Massachusetts State Development Finance Agency, Boston University, Series U-1 (LOC: Bank of Nova Scotia)
0.250%, 12/07/2010 Δ	3,130	3,130
Massachusetts State Development Finance Agency, Boston University, Series U-2 (LOC: BNP Paribas)
0.250%, 12/07/2010 Δ	9,000	9,000
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
0.250%, 12/07/2010 Δ	9,555	9,555
Massachusetts State Health & Educational Facilities Authority, Harvard University
0.150%, 12/07/2010 Δ	5,340	5,340
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series Y
0.220%, 12/07/2010 Δ	6,750	6,750
Massachusetts State Health & Educational Facilities Authority, Henry Heywood, Series C-2 (LOC: TD Banknorth)
0.290%, 12/01/2010 Δ	6,755	6,755
Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1
0.270%, 12/07/2010 Δ	10,650	10,650
Massachusetts State Health & Educational Revenue Bonds (LOC: JPMorgan Chase Bank)
0.280%, 12/01/2010 Δ	7,300	7,300

		58,480

Michigan — 2.6%
Eastern Michigan University Revenue (LOC: JPMorgan Chase Bank)
0.310%, 12/01/2010 Δ	2,000	2,000
University of Michigan (Commercial Paper)
0.220%, 12/01/2010	16,000	16,000
0.220%, 12/03/2010	6,000	6,000

		24,000

Minnesota — 6.3%
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.300%, 12/07/2010 Δ	14,505	14,505
Minneapolis (General Obligation)
2.000%, 12/01/2010	8,990	8,990
Robbinsdale North Memorial, Series A2 (LOC: Wells Fargo Bank)
0.300%, 12/01/2010 Δ	1,750	1,750
St. Francis Independent School District #15, Series A (General Obligation) (INS: MSDCEP)

DESCRIPTION	PAR	VALUE>

1.000%, 09/15/2011	5,000	5,023
University of Minnesota, Series A (Commercial Paper)
0.260%, 12/06/2010	10,000	10,000
University of Minnesota, Series A
0.290%, 12/07/2010 Δ	17,400	17,400

		57,668

Missouri — 3.3%
Missouri State Health & Educational Facilities (LOC: Bank One)
0.290%, 12/07/2010 Δ	10,885	10,885
Missouri State Health & Educational Facilities (LOC: Wells Fargo Bank)
0.260%, 12/01/2010 Δ	4,700	4,700
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series A (LOC: UBS)
0.270%, 12/07/2010 Δ	3,630	3,630
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series B (LOC: UBS)
0.270%, 12/07/2010 Δ	9,060	9,060
Missouri State Health & Educational Facilities, Drury College (LOC: Bank of America)
0.310%, 12/01/2010 Δ	2,220	2,220

		30,495

Montana — 0.7%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
0.300%, 12/01/2010 Δ	6,760	6,760

Nevada — 0.1%
Reno (LOC: Bank of New York)
0.270%, 12/01/2010 Δ	1,195	1,195

New Hampshire — 0.3%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
0.280%, 12/07/2010 Δ	3,000	3,000

New Jersey — 1.5%
Mercer County Authority Atlantic Foundation Project (LOC: Bank of America)
0.430%, 12/01/2010 Δ	4,250	4,250
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.270%, 12/07/2010 Δ	9,255	9,255

		13,505

New York — 5.8%
Metropolitan Transportation Authority, Series B-1 (LOC: Scotiabank)
0.280%, 12/07/2010 Δ	10,000	10,000
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
0.280%, 12/07/2010 Δ	11,665	11,665
Metropolitan Transportation Authority, Series B-3 (LOC: Lloyds TSB)
0.280%, 12/07/2010 Δ	8,695	8,695
Metropolitan Transportation Authority, Series B-4 (LOC: KBC Bank)
0.280%, 12/07/2010 Δ	6,800	6,800
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Banco Santander)
0.320%, 12/07/2010 Δ	16,350	16,350

		53,510

North Carolina — 1.8%
North Carolina Capital Facilities Finance Agency, Fayetteville University (LOC: Wells Fargo Bank)
0.300%, 12/07/2010 Δ	3,495	3,495
North Carolina Medical Care Community Health Care Facilities, Pennybyrn, Series C (LOC: Branch Banking & Trust)
0.300%, 12/07/2010 Δ	4,450	4,450
University of North Carolina (Commercial Paper)
0.250%, 01/05/2011	5,000	5,000
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises (LOC: Branch Banking & Trust)
0.300%, 12/07/2010 Δ	3,500	3,500

		16,445

Ohio — 1.9%
Lucas County Hospital, Promedica Healthcare, Series B (LOC: UBS)
0.230%, 12/07/2010 Δ	2,250	2,250
Ohio State Air Quality Development Authority, Ohio Valley Electric Corporation Project, Series B (LOC: Bank of Nova Scotia)
0.310%, 12/07/2010 Δ	8,700	8,700
Rickenbacker Port Authority Capital Funding
0.380%, 12/07/2010 Δ ■	6,560	6,560

		17,510

Oklahoma — 0.3%

DESCRIPTION	PAR	VALUE>

Oklahoma State Development Finance Authority, Duncan Regional Hospital (LOC: Bank of America)
0.310%, 12/01/2010 Δ	3,000	3,000

Pennsylvania — 3.5%
Butler County Industrial Development Authority, Concordia Lutheran, Series A (LOC: Bank of America)
0.280%, 12/07/2010 Δ	5,800	5,800
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
0.300%, 12/07/2010 Δ	3,175	3,175
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Banco Santander)
0.300%, 12/07/2010 Δ	8,580	8,580
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.300%, 12/07/2010 Δ	7,720	7,720
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Banco Santander)
0.300%, 12/07/2010 Δ	2,870	2,870
Pennsylvania State, Series 11056 (General Obligation)
0.300%, 12/07/2010 Δ ■	3,775	3,775

		31,920

Rhode Island — 0.5%
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.350%, 12/07/2010 Δ	4,475	4,475

South Carolina — 3.4%
Charleston County School District, Series C (INS: SCSDE)
1.500%, 03/01/2011	8,925	8,952
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series D (LOC: Branch Banking & Trust)
0.290%, 12/07/2010 Δ	3,000	3,000
South Carolina Jobs Economic Development Authority, Regional Medical Center, Orangeburg (LOC: Branch Banking & Trust)
0.300%, 12/07/2010 Δ	3,915	3,915
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis)
0.350%, 12/07/2010 Δ	10,000	10,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis)
0.350%, 12/07/2010 Δ	5,000	5,000

		30,867

Tennessee — 0.3%
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.300%, 12/07/2010 Δ	3,100	3,100

Texas — 8.1%
Fort Bend Independent School District, Series 2852 (General Obligation) (INS:
PSF-Guaranteed)
0.300%, 12/07/2010 Δ ■	895	895
Harris County Health Facilities Development, Baylor College Medicine, Series B (LOC: Northern Trust)
0.360%, 12/07/2010 Δ	2,500	2,500
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.340%, 12/07/2010 Δ	4,300	4,300
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.330%, 12/07/2010 Δ	15,555	15,555
Texas State
2.000%, 08/31/2011	30,000	30,370
University of Texas, Series A
0.230%, 12/07/2010 Δ	10,440	10,440
0.240%, 12/07/2010 Δ	10,955	10,955

		75,015

Virginia — 3.5%
Chesapeake Bay Bridge & Tunnel, Series A (LOC: Branch Banking & Trust)
0.300%, 12/07/2010 Δ	6,250	6,250
Loudoun County Industrial Development Authority, Howard Hughes Medical, Series A
0.230%, 12/07/2010 Δ	10,000	10,000
Loudoun County Industrial Development Authority, Howard Hughes Medical, Series E
0.250%, 12/07/2010 Δ	12,235	12,235
Loudoun County Industrial Development Authority, Howard Hughes Medical, Series F
0.250%, 12/07/2010 Δ	3,880	3,880

		32,365

DESCRIPTION	PAR	VALUE>

Washington — 3.5%
King County (General Obligation)
2.000%, 06/15/2011	15,000	15,130
Washington State (General Obligation)
0.300%, 12/07/2010 Δ ■	2,760	2,760
Washington State Housing Finance Commission, Annie Wright School (LOC: Bank of America)
0.310%, 12/02/2010 Δ	4,310	4,310
Washington State Housing Finance Commission, Emerald Heights Project (LOC: Bank of America)
0.320%, 12/02/2010 Δ	6,070	6,070
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
0.280%, 12/07/2010 Δ	3,600	3,600

		31,870

West Virginia — 0.1%
West Virginia State Hospital Finance Authority, United Health, Series B (LOC: JPMorgan Chase Bank)
0.280%, 12/01/2010 Δ	1,400	1,400

Wisconsin — 1.2%
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.300%, 12/07/2010 Δ	805	805
Wisconsin State Health & Educational Facilities, National Regency (LOC: JPMorgan Chase Bank)
0.310%, 12/01/2010 Δ	1,450	1,450
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: JPMorgan Chase Bank)
0.310%, 12/01/2010 Δ	5,750	5,750
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
0.280%, 12/01/2010 Δ	3,080	3,080

		11,085

Total Municipal Debt (Cost $864,298)		864,298

Government Agency Debt — 0.0%
Federal Home Loan Bank
0.070%, 12/01/2010 ¤ (Cost $149)	149	149

Treasury Debt — 6.2%
United States Treasury Bills
0.105%, 12/02/2010 (Cost $57,275)	57,275	57,275

Total Investments ▲ — 99.9% (Cost $921,722)		921,722

Other Assets and Liabilities, Net - 0.1%		523

Total Net Assets — 100.0%		$922,245

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

Δ	Variable Rate Security — The rate shown is the rate in effect as of November 30, 2010.

■	Securities purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2010. the value of these investments was $13,990 or 1.5% of total net assets.

¤	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $921,722. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
INS — Insured
LOC — Letter of Credit
MSDCEP — Minnesota School District Credit Enhancement Program
PSF — Permanent School Fund
SCSDE — South Carolina School District Enhancement Program

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of November 30, 2010 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Fair Value

Municipal Debt	$—	$864,298	$—	$864,298
Government Agency Debt	—	149	—	149
Treasury Debt	—	57,275	—	57,275

Total Investments	$—	$921,722	$—	$921,722

During the period ended November 30, 2010, there were no significant transfers between valuation levels.

Schedule of Investments November 30, 2010 (unaudited), all dollars are rounded to thousands (000)
Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >

Treasury Debt — 24.3%
United States Treasury Bill Ä
0 .120%, 01/06/2011	$275,000	$274,967
United States Treasury Notes
5.000%, 02/15/2011	100,000	100,973
0.875%, 02/28/2011	475,000	475,631
0.875%, 04/30/2011	100,000	100,222
0.875%, 05/31/2011	100,000	100,295
4.875%, 05/31/2011	200,000	204,534
1.000%, 08/31/2011	500,000	502,611
1.000%, 10/31/2011	350,000	352,387
0.750%, 11/30/2011	300,000	301,403

Total Treasury Debt (Cost 2,413,023)		2,413,023

Treasury Repurchase Agreements — 75.7%
Bank of America Securities
0.230%, dated 11/30/2010, matures 12/01/2010, repurchase price $761,465 (Collateralized by U.S. Treasury Obligations: Total market value $776,689)	761,460	761,460
Barclays Capital
0 .230%, dated 11/30/2010, matures 12/01/2010, repurchase price $700,004 (Collateralized by U.S. Treasury Obligations: Total market value $714,000)	700,000	700,000
Credit Agricole USA
0 .240%, dated 11/30/2010, matures 12/01/2010, repurchase price $1,950,013 (Collateralized by U.S. Treasury Obligations: Total market value $1,989,000)	1,950,000	1,950,000
Credit Suisse Securities USA
0 .230%, dated 11/30/2010, matures 12/01/2010, repurchase price $450,003 (Collateralized by U.S. Treasury Obligations: Total market value $459,005)	450,000	450,000
Deutsche Bank Securities
0 .240%, dated 11/30/2010, matures 12/01/2010, repurchase price $251,002 (Collateralized by U.S. Treasury Obligations: Total market value $255,000)	250,000	250,000
RBS Securities
0 .240%, dated 11/30/2010, matures 12/01/2010, repurchase price $1,300,009 (Collateralized by U.S. Treasury Obligations: Total market value $1,326,001)	1,300,000	1,300,000
HSBC Securities USA
0 .230%, dated 11/30/2010, matures 12/01/2010, repurchase price $900,006 (Collateralized by U.S. Treasury Obligations: Total market value $918,005)	900,000	900,000
ING Financial Markets
0 .230%, dated 11/30/2010, matures 12/01/2010, repurchase price $500,003 (Collateralized by U.S. Treasury Obligations: Total market value $510,004)	500,000	500,000
Morgan Stanley & Co.
0 .220%, dated 11/30/2010, matures 12/01/2010, repurchase price $100,001 (Collateralized by U.S. Treasury Obligations: Total market value $102,000)	100,000	100,000
Societe Generale/NY

DESCRIPTION	PAR	VALUE >

0 .230%, dated 11/30/2010, matures 12/01/2010, repurchase price $600,004 (Collateralized by U.S. Treasury Obligations: Total market value $612,000)	600,000	600,000

Total Treasury Repurchase Agreements (Cost 7,511,460)		7,511,460

Total Investments ▲ — 100.0% (Cost $9,924,483)		9,924,483

Other Assets and Liabilities, Net — 0.0%		2,050

Total Net Assets — 100.0%		$9,926,533

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in money market funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three month period ended November 30,2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%

Ä	Yield shown is effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $9,924,483. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Treasury Debt	$—	$2,413,023	$—	$2,413,023
Treasury Repurchase Agreement	—	7,511,460	—	7,511,460

Total Investments	$—	$9,924,483	$—	$9,924,483

During the period ended November 30, 2010, there were no significant transfers between valuation levels.

Schedule of Investments November 30, 2010 (unaudited), all dollars rounded to thousands (000)
U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >

Treasury Debt — 100.0%
U.S. Treasury Bills Ä
0.136%, 12/02/2010	$38,842	$38,842
0.142%, 12/09/2010	16,428	16,428
0.151%, 12/16/2010	25,000	24,998
0.156%, 12/23/2010	8,952	8,951
0.148%, 12/30/2010	704	704
0.151%, 01/06/2011	101,098	101,083
0.161%, 01/13/2011	90,062	90,045
0.149%, 01/20/2011	89,512	89,493
0.130%, 01/27/2011	13,631	13,628
0.139%, 02/03/2011	35,000	34,991
0.133%, 02/10/2011	3,178	3,177
0.142%, 02/17/2011	26,423	26,415
0.152%, 02/24/2011	35,000	34,987
0.143%, 03/10/2011	15,000	14,994
0.153%, 03/31/2011	782	782
0.161%, 04/07/2011	8,881	8,876
0.142%, 04/14/2011	9,202	9,197
0.183%, 05/19/2011	12,012	12,002

Total Treasury Debt (Cost 529,593)		529,593

Total Investments ▲ — 100.0% (Cost $529,593)		529,593

Other Assets and Liabilities, Net — 0.0%		(28)

Total Net Assets — 100.0%		$529,565

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investment in other money market funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

Ä	Yield shown is the effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $529,593. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Treasury Debt	$—	$529,593	$—	$529,593

Total Investments	$—	$529,593	$—	$529,593

During the period ended November 30, 2010, there were no significant transfers between valuation levels.

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.
By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President
Date: January 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President
Date: January 26, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer
Date: January 26, 2011